Income Taxes (Details) - USD ($) $ in Millions		3 Months Ended													12 Months Ended
		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Federal Tax Reform [Abstract]
Section 168(k) - General Regulated Utilities Bonus Depreciation Expense Percentage															0.00%
Section 168(k) - General Max Competitive Utilities Bonus Depreciation Expense Percentage															100.00%
Section 168(k) - Previous General Competitive Utilities Bonus Depreciation Expense Percentage															50.00%
Tax Reform - Less Than Allocable Competitive Business Interest Expense Percentage Requirement															10.00%
Section 162(m) - General Compensation Deduction Limit															$ 1.0
Federal:
Current															(31.7)	$ (4.0)		$ (30.7)
Deferred															112.8	856.6		(28.8)
Deferred Investment Tax Credits															9.2	48.6		17.6
Total Federal															90.3	901.2		(41.9)
Current															30.8	16.0		(10.5)
Deferred															(8.5)	44.9		(21.2)
Deferred State and Local Investment Tax Credits															2.7	7.6		(0.1)
Total State and Local															25.0	68.5		(31.8)
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)															115.3	969.7		(73.7)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		$ 364.8		$ 579.7		$ 530.1		$ 456.7		$ 401.8		$ 556.7	$ 376.2	$ 594.2	1,931.3	1,928.9		618.0
Less: Equity Earnings – Dolet Hills															(73.1)	(82.4)		(71.2)
Discontinued Operations															0.0	0.0		2.5
Income Tax Expense (Benefit)															115.3	969.7		(73.7)
Pretax Income															2,043.9	2,898.6		546.8
Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)															$ 429.2	$ 1,014.5		$ 191.4
Federal Statutory Income Tax Rate															21.00%	35.00%		35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															$ 24.4	$ 60.2		$ 41.7
Investment Tax Credit Amortization															(20.2)	(18.8)		(12.3)
State and Local Income Taxes, Net															19.7	54.7		(20.7)
Removal Costs															(19.8)	(32.7)		(39.8)
AFUDC															(29.4)	(37.4)		(44.8)
Valuation Allowance															0.0	(1.8)		(128.3)
U.K. Windfall Tax															0.0	0.0		(12.9)
Tax Reform Adjustments															(10.9)	(26.7)		0.0
Tax Adjustments															0.0	(35.8)		(43.9)
Tax Reform Excess ADIT Reversal															(257.2)	0.0		0.0
Other															(20.5)	(6.5)		(4.1)
Income Tax Expense (Benefit)															$ 115.3	$ 969.7		$ (73.7)
Effective Income Tax Rate															5.60%	33.50%		(13.50%)
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		2,750.8								3,504.6					$ 2,750.8	$ 3,504.6
Deferred Tax Liabilities		(9,837.3)								(10,318.5)					(9,837.3)	(10,318.5)
Property Related Temporary Differences		(6,224.8)								(5,680.6)					(6,224.8)	(5,680.6)
Amounts Due from Customers for Future Federal Income Taxes		1,117.1								1,064.8					1,117.1	1,064.8
Deferred State Income Taxes	[1]	(859.9)								(1,124.4)					(859.9)	(1,124.4)
Securitized Assets		(186.6)								(257.7)					(186.6)	(257.7)
Regulatory Assets		(454.1)								(500.3)					(454.1)	(500.3)
Deferred Income Taxes on Other Comprehensive Loss		32.0								25.7					32.0	25.7
Accrued Nuclear Decommissioning		(453.7)								(457.0)					(453.7)	(457.0)
Net Operating Loss Carryforward		78.3								86.6					78.3	86.6
Tax Credit Carryforward		113.7								174.7					113.7	174.7
Investment in Partnership		(300.5)								(222.0)					(300.5)	(222.0)
All Other, Net		52.0								76.3					52.0	76.3
Net Deferred Tax Liabilities		(7,086.5)								(6,813.9)					(7,086.5)	(6,813.9)
Tax Reform Correction															233.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,								86.6						98.8	86.6	98.8		$ 187.0
Increase - Tax Positions Taken During a Prior Period															0.1	4.5		86.0
Decrease - Tax Positions Taken During a Prior Period															0.0	(28.0)		(161.2)
Increase - Tax Positions Taken During the Current Year															0.0	3.4		0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Settlements with Taxing Authorities															(71.0)	7.9		(13.0)
Decrease - Lapse of the Applicable Statute of Limitations															(1.1)	0.0		0.0
Balance at December 31,		14.6								86.6					14.6	86.6		98.8
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		11.6								10.5					$ 11.6	10.5		15.8
Income Taxes (Textuals) [Abstract]
Valuation Allowance																		2.0
Period with No Change in Unrecognized Tax Benefits															12 months
Income Tax Expense (Benefit)															$ 115.3	969.7		(73.7)
Transmission and Distribution Expenses Net Income Adjustment																		21.0
Kentucky Single Corporate Tax Rate															5.00%
Kentucky Net Operating Loss Limitation Percent															80.00%
Remeasurement of Kentucky Deferred Taxes [Member]
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)															$ (18.0)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Income Tax Expense (Benefit)															(18.0)
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Income Tax Expense (Benefit)															(18.0)
Income Taxes (Textuals) [Abstract]
Income Tax Expense (Benefit)															(18.0)
IRS Audit Settlement [Member]
Federal:
Deferred															$ (72.0)
AEP Texas Inc. [Member]
Federal Tax Reform [Abstract]
Section 168(k) - General Regulated Utilities Bonus Depreciation Expense Percentage															0.00%
Section 168(k) - General Max Competitive Utilities Bonus Depreciation Expense Percentage															100.00%
Section 168(k) - Previous General Competitive Utilities Bonus Depreciation Expense Percentage															50.00%
Tax Reform - Less Than Allocable Competitive Business Interest Expense Percentage Requirement															10.00%
Section 162(m) - General Compensation Deduction Limit															$ 1.0
Federal:
Current															37.0	(85.7)		40.9
Deferred															(16.4)	63.3		29.9
Deferred Investment Tax Credits															(1.5)	(1.6)		(1.7)
Total Federal															19.1	(24.0)		69.1
Current															1.8	0.6		(8.8)
Deferred															(0.1)	0.0		(0.4)
Deferred State and Local Investment Tax Credits															0.0	0.0		0.0
Total State and Local															1.7	0.6		(9.2)
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)															20.8	(23.4)		59.9
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		60.2		57.8		46.5		46.8		163.9		64.3	49.0	33.3	211.3	310.5		146.6
Discontinued Operations															0.0	0.0		48.8
Income Tax Expense (Benefit)															20.8	(23.4)		59.9
Pretax Income															232.1	287.1		255.3
Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)															$ 48.7	$ 100.5		89.4
Income Tax Expense – Discontinued Operations																		$ (27.5)
Federal Statutory Income Tax Rate															21.00%	35.00%		35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
State and Local Income Taxes, Net															$ 1.3	$ 0.4		$ (6.0)
AFUDC															(4.2)	(3.9)		(3.2)
Parent Company Loss Benefit															(3.1)	0.0		(2.5)
U.K. Windfall Tax															0.0	0.0		(12.9)
Tax Reform Adjustments															(11.0)	(117.4)		0.0
Tax Adjustments															0.0	(4.2)		(4.9)
Tax Reform Excess ADIT Reversal															(11.8)	0.0		0.0
Other															0.9	1.2		0.0
Income Tax Expense (Benefit)															$ 20.8	$ (23.4)		$ 59.9
Effective Income Tax Rate															9.00%	(8.20%)		23.50%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		208.1								221.0					$ 208.1	$ 221.0
Deferred Tax Liabilities		(1,121.2)								(1,134.1)					(1,121.2)	(1,134.1)
Property Related Temporary Differences		(836.3)								(791.5)					(836.3)	(791.5)
Amounts Due from Customers for Future Federal Income Taxes		140.6								140.9					140.6	140.9
Deferred State Income Taxes		(27.1)								(27.5)					(27.1)	(27.5)
Securitized Assets		(134.7)								(190.5)					(134.7)	(190.5)
Regulatory Assets		(53.9)								(36.4)					(53.9)	(36.4)
Deferred Income Taxes on Other Comprehensive Loss		4.0								4.1					4.0	4.1
Deferred Revenues		4.6								10.9					4.6	10.9
All Other, Net		(10.3)								(23.1)					(10.3)	(23.1)
Net Deferred Tax Liabilities		(913.1)								(913.1)					(913.1)	(913.1)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,								(0.8)						6.5	(0.8)	6.5		$ 27.8
Increase - Tax Positions Taken During a Prior Period															0.0	2.0		6.5
Decrease - Tax Positions Taken During a Prior Period															0.0	(12.3)		(15.0)
Increase - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Settlements with Taxing Authorities															0.0	3.0		(12.8)
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0		0.0
Balance at December 31,		(0.8)								(0.8)					(0.8)	(0.8)		6.5
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		(0.7)								(0.5)					$ (0.7)	(0.5)		4.2
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits															12 months
Income Tax Expense (Benefit)															$ 20.8	(23.4)		59.9
Transmission and Distribution Expenses Net Income Adjustment																		7.0
AEP Transmission Co [Member]
Federal Tax Reform [Abstract]
Section 168(k) - General Regulated Utilities Bonus Depreciation Expense Percentage															0.00%
Section 168(k) - General Max Competitive Utilities Bonus Depreciation Expense Percentage															100.00%
Section 168(k) - Previous General Competitive Utilities Bonus Depreciation Expense Percentage															50.00%
Tax Reform - Less Than Allocable Competitive Business Interest Expense Percentage Requirement															10.00%
Section 162(m) - General Compensation Deduction Limit															$ 1.0
Federal:
Current															(14.2)	(130.4)	[2]	(129.4)
Deferred															82.3	254.8	[2]	205.9
Deferred Investment Tax Credits															0.0	0.0	[2]	0.0
Total Federal															68.1	124.4	[2]	76.5
Current															(0.6)	1.1	[2]	0.4
Deferred															16.6	16.7	[2]	17.2
Deferred State and Local Investment Tax Credits															0.0	0.0	[2]	0.0
Total State and Local															16.0	17.8	[2]	17.6
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)															84.1	142.2	[2],[3]	94.1
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		71.7	[4]	78.1	[4]	82.0	[4]	84.1	[4]	47.7		58.6	107.4	57.0	315.9	270.7	[2],[3]	192.7
Income Tax Expense (Benefit)															84.1	142.2	[2],[3]	94.1
Pretax Income															400.0	412.9	[2]	286.8
Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)															$ 84.0	$ 144.5	[2]	$ 100.4
Federal Statutory Income Tax Rate															21.00%	35.00%		35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
State and Local Income Taxes, Net															$ 12.6	$ 13.1	[2]	$ 11.4
AFUDC															(14.1)	(17.0)	[2]	(18.3)
Tax Reform Adjustments															0.0	0.6	[2]	0.0
Other															1.6	1.0	[2]	0.6
Income Tax Expense (Benefit)															$ 84.1	$ 142.2	[2],[3]	$ 94.1
Effective Income Tax Rate															21.00%	34.40%	[2]	32.80%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		142.9								163.0	[2]				$ 142.9	$ 163.0	[2]
Deferred Tax Liabilities		(847.3)								(763.4)	[2]				(847.3)	(763.4)	[2]
Property Related Temporary Differences		(755.0)								(653.4)	[2]				(755.0)	(653.4)	[2]
Amounts Due from Customers for Future Federal Income Taxes		101.6								89.7	[2]				101.6	89.7	[2]
Deferred State Income Taxes	[5]	(51.9)								(77.4)	[2]				(51.9)	(77.4)	[2]
Deferred Federal Income Taxes on Deferred State Income Taxes		0.0								16.3	[2]				0.0	16.3	[2]
Net Operating Loss Carryforward		13.4								16.8	[2]				13.4	16.8	[2]
Tax Credit Carryforward		0.0								0.3	[2]				0.0	0.3	[2]
All Other, Net		(12.5)								7.3	[2]				(12.5)	7.3	[2]
Net Deferred Tax Liabilities		(704.4)								(600.4)	[2]				(704.4)	(600.4)	[2]
Tax Reform Correction															21.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,								0.0						0.0	0.0	0.0		$ 0.0
Increase - Tax Positions Taken During a Prior Period															0.0	0.0		0.0
Decrease - Tax Positions Taken During a Prior Period															0.0	0.0		0.0
Increase - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Settlements with Taxing Authorities															0.0	0.0		0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0		0.0
Balance at December 31,		0.0								0.0					0.0	0.0		0.0
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		0.0								0.0					$ 0.0	0.0		0.0
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits															12 months
Income Tax Expense (Benefit)															$ 84.1	142.2	[2],[3]	94.1
Kentucky Single Corporate Tax Rate															5.00%
Kentucky Net Operating Loss Limitation Percent															80.00%
Appalachian Power Co [Member]
Federal Tax Reform [Abstract]
Section 168(k) - General Regulated Utilities Bonus Depreciation Expense Percentage															0.00%
Section 168(k) - General Max Competitive Utilities Bonus Depreciation Expense Percentage															100.00%
Section 168(k) - Previous General Competitive Utilities Bonus Depreciation Expense Percentage															50.00%
Tax Reform - Less Than Allocable Competitive Business Interest Expense Percentage Requirement															10.00%
Section 162(m) - General Compensation Deduction Limit															$ 1.0
Federal:
Current															(31.9)	15.3		64.1
Deferred															(24.6)	166.9		125.8
Deferred Investment Tax Credits															0.1	(0.1)		(0.1)
Total Federal															(56.4)	182.1		189.8
Current															3.7	(1.4)		4.4
Deferred															7.8	4.6		4.9
Deferred State and Local Investment Tax Credits															0.0	0.0		0.0
Total State and Local															11.5	3.2		9.3
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)															(44.9)	185.3		199.1
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		77.8		87.1		77.4		125.5		82.6		86.0	52.1	110.6	367.8	331.3		369.1
Income Tax Expense (Benefit)															(44.9)	185.3		199.1
Pretax Income															322.9	516.6		568.2
Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)															$ 67.8	$ 180.8		$ 198.9
Federal Statutory Income Tax Rate															21.00%	35.00%		35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															$ 8.5	$ 18.0		$ 19.3
State and Local Income Taxes, Net															9.1	3.5		6.0
Removal Costs															(9.6)	(12.4)		(12.0)
AFUDC															(4.3)	(5.0)		(6.1)
Tax Reform Adjustments															0.1	4.3		0.0
Tax Reform Excess ADIT Reversal															(108.5)	0.0		0.0
Other															(8.0)	(3.9)		(7.0)
Income Tax Expense (Benefit)															$ (44.9)	$ 185.3		$ 199.1
Effective Income Tax Rate															(13.90%)	35.90%		35.00%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		475.2								614.4					$ 475.2	$ 614.4
Deferred Tax Liabilities		(2,101.0)								(2,180.1)					(2,101.0)	(2,180.1)
Property Related Temporary Differences		(1,393.6)								(1,308.2)					(1,393.6)	(1,308.2)
Amounts Due from Customers for Future Federal Income Taxes		224.2								228.0					224.2	228.0
Deferred State Income Taxes	[6]	(280.3)								(335.7)					(280.3)	(335.7)
Securitized Assets		(54.3)								(59.3)					(54.3)	(59.3)
Regulatory Assets		(73.8)								(83.9)					(73.8)	(83.9)
Deferred Income Taxes on Other Comprehensive Loss		1.3								(0.4)					1.3	(0.4)
Tax Credit Carryforward		0.2								16.6					0.2	16.6
All Other, Net		(49.5)								(22.8)					(49.5)	(22.8)
Net Deferred Tax Liabilities		(1,625.8)								(1,565.7)					(1,625.8)	(1,565.7)
Tax Reform Correction															51.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,								0.0						0.0	0.0	0.0		$ 0.3
Increase - Tax Positions Taken During a Prior Period															0.0	0.0		0.0
Decrease - Tax Positions Taken During a Prior Period															0.0	0.0		(0.3)
Increase - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Settlements with Taxing Authorities															0.0	0.0		0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0		0.0
Balance at December 31,		0.0								0.0					0.0	0.0		0.0
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		0.0								0.0					$ 0.0	0.0		0.0
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits															12 months
Income Tax Expense (Benefit)															$ (44.9)	185.3		199.1
Indiana Michigan Power Co [Member]
Federal Tax Reform [Abstract]
Section 168(k) - General Regulated Utilities Bonus Depreciation Expense Percentage															0.00%
Section 168(k) - General Max Competitive Utilities Bonus Depreciation Expense Percentage															100.00%
Section 168(k) - Previous General Competitive Utilities Bonus Depreciation Expense Percentage															50.00%
Tax Reform - Less Than Allocable Competitive Business Interest Expense Percentage Requirement															10.00%
Section 162(m) - General Compensation Deduction Limit															$ 1.0
Federal:
Current															60.9	(106.5)		(44.8)
Deferred															(44.1)	202.1		104.9
Deferred Investment Tax Credits															(4.7)	(4.7)		3.8
Total Federal															12.1	90.9		63.9
Current															15.8	(8.1)		3.4
Deferred															1.2	(1.4)		0.2
Deferred State and Local Investment Tax Credits															0.0	0.0		0.0
Total State and Local															17.0	(9.5)		3.6
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)															29.1	81.4		67.5
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		29.7		72.7		94.7		64.2		42.9		64.9	10.5	68.4	261.3	186.7		239.9
Income Tax Expense (Benefit)															29.1	81.4		67.5
Pretax Income															290.4	268.1		307.4
Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)															$ 61.0	$ 93.8		$ 107.6
Federal Statutory Income Tax Rate															21.00%	35.00%		35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															$ (0.7)	$ 11.4		$ 6.7
Investment Tax Credit Amortization															(4.7)	(4.7)		(4.7)
State and Local Income Taxes, Net															13.4	(1.0)		2.4
Removal Costs															(8.0)	(13.3)		(21.3)
AFUDC															(2.5)	(5.6)		(7.3)
Tax Reform Adjustments															0.0	(2.9)		0.0
Tax Adjustments															0.0	2.7		(14.2)
Tax Reform Excess ADIT Reversal															(25.8)	0.0		0.0
Other															(3.6)	1.0		(1.7)
Income Tax Expense (Benefit)															$ 29.1	$ 81.4		$ 67.5
Effective Income Tax Rate															10.00%	30.40%		22.00%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		771.6								1,096.4					$ 771.6	$ 1,096.4
Deferred Tax Liabilities		(1,719.6)								(2,050.2)					(1,719.6)	(2,050.2)
Property Related Temporary Differences		(445.0)								(403.0)					(445.0)	(403.0)
Amounts Due from Customers for Future Federal Income Taxes		142.0								137.6					142.0	137.6
Deferred State Income Taxes	[7]	(139.7)								(180.6)					(139.7)	(180.6)
Regulatory Assets		(31.9)								(43.8)					(31.9)	(43.8)
Deferred Income Taxes on Other Comprehensive Loss		3.7								3.9					3.7	3.9
Accrued Nuclear Decommissioning		(453.7)								(457.0)					(453.7)	(457.0)
Net Operating Loss Carryforward		0.2								1.6					0.2	1.6
All Other, Net		(23.6)								(12.5)					(23.6)	(12.5)
Net Deferred Tax Liabilities		(948.0)								(953.8)					(948.0)	(953.8)
Tax Reform Correction															48.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,								3.2						3.8	3.2	3.8		$ 2.4
Increase - Tax Positions Taken During a Prior Period															0.0	0.2		1.8
Decrease - Tax Positions Taken During a Prior Period															0.0	(0.5)		(0.4)
Increase - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Settlements with Taxing Authorities															0.0	(0.3)		0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0		0.0
Balance at December 31,		3.2								3.2					3.2	3.2		3.8
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		2.6								2.1					$ 2.6	2.1		2.5
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits															12 months
Income Tax Expense (Benefit)															$ 29.1	81.4		67.5
Kentucky Single Corporate Tax Rate															5.00%
Kentucky Net Operating Loss Limitation Percent															80.00%
Ohio Power Co [Member]
Federal Tax Reform [Abstract]
Section 168(k) - General Regulated Utilities Bonus Depreciation Expense Percentage															0.00%
Section 168(k) - General Max Competitive Utilities Bonus Depreciation Expense Percentage															100.00%
Section 168(k) - Previous General Competitive Utilities Bonus Depreciation Expense Percentage															50.00%
Tax Reform - Less Than Allocable Competitive Business Interest Expense Percentage Requirement															10.00%
Section 162(m) - General Compensation Deduction Limit															$ 1.0
Federal:
Current															55.6	11.2		178.8
Deferred															(36.9)	141.3		(40.8)
Deferred Investment Tax Credits															0.0	0.0		0.0
Total Federal															18.7	152.5		138.0
Current															4.6	0.2		4.2
Deferred															0.7	6.6		1.6
Deferred State and Local Investment Tax Credits															0.0	0.0		0.0
Total State and Local															5.3	6.8		5.8
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)															24.0	159.3		143.8
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		88.4		88.7		68.8		79.6		92.8		82.6	62.3	86.2	325.5	323.9		282.2
Income Tax Expense (Benefit)															24.0	159.3		143.8
Pretax Income															349.5	483.2		426.0
Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)															$ 73.4	$ 169.1		$ 149.1
Federal Statutory Income Tax Rate															21.00%	35.00%		35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															$ 2.6	$ 7.6		$ 7.1
State and Local Income Taxes, Net															4.2	4.4		3.8
Parent Company Loss Benefit															(5.5)	(0.2)		(7.2)
Tax Reform Adjustments															0.0	(14.4)		0.0
Tax Reform Excess ADIT Reversal															(51.0)	0.0		0.0
Other															0.3	(7.2)		(9.0)
Income Tax Expense (Benefit)															$ 24.0	$ 159.3		$ 143.8
Effective Income Tax Rate															6.90%	33.00%		33.80%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		209.0								286.0					$ 209.0	$ 286.0
Deferred Tax Liabilities		(972.3)								(1,048.9)					(972.3)	(1,048.9)
Property Related Temporary Differences		(826.9)								(761.2)					(826.9)	(761.2)
Amounts Due from Customers for Future Federal Income Taxes		130.9								127.3					130.9	127.3
Deferred State Income Taxes		(26.8)								(41.7)					(26.8)	(41.7)
Regulatory Assets		(55.0)								(107.7)					(55.0)	(107.7)
Deferred Income Taxes on Other Comprehensive Loss		(0.3)								(0.6)					(0.3)	(0.6)
Deferred Fuel and Purchased Power		(1.6)								(24.5)					(1.6)	(24.5)
All Other, Net		16.4								45.5					16.4	45.5
Net Deferred Tax Liabilities		(763.3)								(762.9)					(763.3)	(762.9)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,								6.9						6.9	6.9	6.9		$ 6.9
Increase - Tax Positions Taken During a Prior Period															0.0	0.0		0.0
Decrease - Tax Positions Taken During a Prior Period															0.0	0.0		0.0
Increase - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Settlements with Taxing Authorities															0.0	0.0		0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0		0.0
Balance at December 31,		6.9								6.9					6.9	6.9		6.9
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		5.4								4.5					$ 5.4	4.5		4.4
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits															12 months
Income Tax Expense (Benefit)															$ 24.0	159.3		143.8
Kentucky Single Corporate Tax Rate															5.00%
Kentucky Net Operating Loss Limitation Percent															80.00%
Public Service Co Of Oklahoma [Member]
Federal Tax Reform [Abstract]
Section 168(k) - General Regulated Utilities Bonus Depreciation Expense Percentage															0.00%
Section 168(k) - General Max Competitive Utilities Bonus Depreciation Expense Percentage															100.00%
Section 168(k) - Previous General Competitive Utilities Bonus Depreciation Expense Percentage															50.00%
Tax Reform - Less Than Allocable Competitive Business Interest Expense Percentage Requirement															10.00%
Section 162(m) - General Compensation Deduction Limit															$ 1.0
Federal:
Current															35.6	(77.1)		(28.0)
Deferred															(34.7)	122.7		77.2
Deferred Investment Tax Credits															(2.0)	(1.6)		(1.4)
Total Federal															(1.1)	44.0		47.8
Current															(0.2)	(0.2)		(1.9)
Deferred															3.6	2.0		5.3
Deferred State and Local Investment Tax Credits															2.7	4.3		3.2
Total State and Local															6.1	6.1		6.6
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)															5.0	50.1		54.4
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		(6.6)		60.4		36.6		(7.2)		0.6		46.2	20.4	4.8	83.2	72.0		100.0
Income Tax Expense (Benefit)															5.0	50.1		54.4
Pretax Income															88.2	122.1		154.4
Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)															$ 18.5	$ 42.7		$ 54.0
Federal Statutory Income Tax Rate															21.00%	35.00%		35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															$ 1.0	$ 0.3		$ 0.8
Investment Tax Credit Amortization															(1.7)	(1.6)		(1.4)
State and Local Income Taxes, Net															4.8	4.0		4.2
Parent Company Loss Benefit															(1.4)	0.0		0.0
Tax Reform Adjustments															0.0	2.8		0.0
Tax Reform Excess ADIT Reversal															(15.5)	0.0		0.0
Other															(0.7)	1.9		(3.2)
Income Tax Expense (Benefit)															$ 5.0	$ 50.1		$ 54.4
Effective Income Tax Rate															5.70%	41.00%		35.20%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		229.6								269.2					$ 229.6	$ 269.2
Deferred Tax Liabilities		(837.4)								(911.2)					(837.4)	(911.2)
Property Related Temporary Differences		(609.4)								(623.8)					(609.4)	(623.8)
Amounts Due from Customers for Future Federal Income Taxes		107.1								111.6					107.1	111.6
Deferred State Income Taxes	[8]	(103.8)								(142.7)					(103.8)	(142.7)
Regulatory Assets		(32.3)								(34.4)					(32.3)	(34.4)
Deferred Income Taxes on Other Comprehensive Loss		(0.6)								(0.8)					(0.6)	(0.8)
Deferred Federal Income Taxes on Deferred State Income Taxes		0.0								33.5					0.0	33.5
Net Operating Loss Carryforward		16.4								23.1					16.4	23.1
Tax Credit Carryforward		0.0								0.7					0.0	0.7
All Other, Net		14.8								(9.2)					14.8	(9.2)
Net Deferred Tax Liabilities		(607.8)								(642.0)					(607.8)	(642.0)
Tax Reform Correction															33.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,								0.0						0.1	0.0	0.1		$ 1.3
Increase - Tax Positions Taken During a Prior Period															0.0	0.1		0.1
Decrease - Tax Positions Taken During a Prior Period															0.0	(0.9)		(1.3)
Increase - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Settlements with Taxing Authorities															0.0	0.7		0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0		0.0
Balance at December 31,		0.0								0.0					0.0	0.0		0.1
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		0.0								0.0					$ 0.0	0.0		0.1
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits															12 months
Income Tax Expense (Benefit)															$ 5.0	50.1		54.4
Transmission and Distribution Expenses Net Income Adjustment																		2.0
Southwestern Electric Power Co [Member]
Federal Tax Reform [Abstract]
Section 168(k) - General Regulated Utilities Bonus Depreciation Expense Percentage															0.00%
Section 168(k) - General Max Competitive Utilities Bonus Depreciation Expense Percentage															100.00%
Section 168(k) - Previous General Competitive Utilities Bonus Depreciation Expense Percentage															50.00%
Tax Reform - Less Than Allocable Competitive Business Interest Expense Percentage Requirement															10.00%
Section 162(m) - General Compensation Deduction Limit															$ 1.0
Federal:
Current															18.3	(30.1)		(96.7)
Deferred															(0.5)	84.8		172.6
Deferred Investment Tax Credits															(1.4)	(1.4)		(1.2)
Total Federal															16.4	53.3		74.7
Current															2.3	(0.9)		(12.6)
Deferred															1.7	(4.3)		(10.0)
Deferred State and Local Investment Tax Credits															0.0	0.0		0.0
Total State and Local															4.0	(5.2)		(22.6)
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)															20.4	48.1		52.1
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		10.5		$ 89.6		$ 38.7		13.4		11.0		$ 84.1	$ 25.1	17.3	152.2	137.5		169.7
Less: Equity Earnings – Dolet Hills															(2.7)	3.8		(7.9)
Income Tax Expense (Benefit)															20.4	48.1		52.1
Pretax Income															169.9	185.6		221.8
Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)															$ 35.7	$ 65.0		$ 77.6
Federal Statutory Income Tax Rate															21.00%	35.00%		35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															$ 3.4	$ 1.9		$ 3.2
Depletion															(3.2)	(5.7)		(5.5)
State and Local Income Taxes, Net															3.2	(2.3)		(14.7)
AFUDC															(1.3)	(0.9)		(3.9)
Tax Reform Adjustments															0.0	(0.4)		0.0
Tax Adjustments															0.0	(9.9)		(0.9)
Tax Reform Excess ADIT Reversal															(16.0)	0.0		0.0
Other															(1.4)	0.4		(3.7)
Income Tax Expense (Benefit)															$ 20.4	$ 48.1		$ 52.1
Effective Income Tax Rate															12.00%	25.90%		23.50%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		317.4								349.4					$ 317.4	$ 349.4
Deferred Tax Liabilities		(1,220.2)								(1,267.1)					(1,220.2)	(1,267.1)
Property Related Temporary Differences		(929.1)								(908.8)					(929.1)	(908.8)
Amounts Due from Customers for Future Federal Income Taxes		145.8								135.8					145.8	135.8
Deferred State Income Taxes	[9]	(156.0)								(189.2)					(156.0)	(189.2)
Regulatory Assets		(30.8)								(30.8)					(30.8)	(30.8)
Deferred Income Taxes on Other Comprehensive Loss		1.4								1.3					1.4	1.3
Capital/Impairment Loss – Turk Plant		15.8								17.4					15.8	17.4
Net Operating Loss Carryforward		36.2								38.7					36.2	38.7
Tax Credit Carryforward		0.0								0.8					0.0	0.8
All Other, Net		13.9								17.1					13.9	17.1
Net Deferred Tax Liabilities		(902.8)								(917.7)					(902.8)	(917.7)
Tax Reform Correction															38.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,								$ (0.8)						$ 1.3	(0.8)	1.3		$ 9.3
Increase - Tax Positions Taken During a Prior Period															0.0	1.7		1.3
Decrease - Tax Positions Taken During a Prior Period															0.0	(5.4)		(9.3)
Increase - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0		0.0
Decrease - Settlements with Taxing Authorities															0.0	1.6		0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0		0.0
Balance at December 31,		(0.8)								(0.8)					(0.8)	(0.8)		1.3
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		(0.6)								$ (0.5)					$ (0.6)	(0.5)		0.8
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits															12 months
Income Tax Expense (Benefit)															$ 20.4	48.1		52.1
Transmission and Distribution Expenses Net Income Adjustment																		9.0
Arkansas [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		67.8													$ 67.8
Arkansas [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2018
Arkansas [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2023
Arkansas [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		67.1													$ 67.1
Arkansas [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2021
Arkansas [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2023
Kentucky [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		130.4													$ 130.4
Kentucky [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2025
Kentucky [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Louisiana [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		517.3													$ 517.3
Louisiana [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2030
Louisiana [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2038
Louisiana [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		504.9													$ 504.9
Louisiana [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2032
Louisiana [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		644.2													$ 644.2
Oklahoma [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2032
Oklahoma [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Oklahoma [Member] | AEP Transmission Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		264.0													$ 264.0
Oklahoma [Member] | AEP Transmission Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2032
Oklahoma [Member] | AEP Transmission Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Oklahoma [Member] | Public Service Co Of Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		348.8													$ 348.8
Oklahoma [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2034
Oklahoma [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Tennessee [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		28.6													$ 28.6
Tennessee [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2025
Tennessee [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2033
Virginia [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		22.8													$ 22.8
Virginia [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2030
Virginia [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2038
West Virginia [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		5.1													$ 5.1
West Virginia [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2029
West Virginia [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
West Virginia [Member] | Indiana Michigan Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		3.8													$ 3.8
West Virginia [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2032
West Virginia [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Ohio Municipal [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		226.5													$ 226.5
Ohio Municipal [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2019
Ohio Municipal [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2023
Ohio Municipal [Member] | AEP Transmission Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		43.6													$ 43.6
Ohio Municipal [Member] | AEP Transmission Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2019
Ohio Municipal [Member] | AEP Transmission Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2023
Federal [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount		113.7													$ 113.7
Tax Credit Carryforward Amount To Expire If Not Used		100.9													$ 100.9
Federal [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2037
Federal [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2038
Federal [Member] | Appalachian Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.2													$ 0.2
Tax Credit Carryforward Amount To Expire If Not Used		0.0													$ 0.0
Federal [Member] | Appalachian Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2037
Federal [Member] | Appalachian Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2038
Federal [Member] | Indiana Michigan Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.9													$ 0.9
Tax Credit Carryforward Amount To Expire If Not Used		0.0													$ 0.0
Federal [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2037
Federal [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2038
Federal [Member] | Public Service Co Of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.0													$ 0.0
Tax Credit Carryforward Amount To Expire If Not Used		0.0													$ 0.0
Federal [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2037
Federal [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2038
Net Tax Benefit [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Income Tax Expense – Discontinued Operations															$ 0.0	0.0		0.0
Net Tax Benefit [Member] | AEP Texas Inc. [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Income Tax Expense – Discontinued Operations															0.0	0.0		27.6
Expiration of Charitable Contribution Carryforward Deductions [Member]
Income Taxes (Textuals) [Abstract]
Valuation Allowance																		6.0
2011 Audit Issue Settlement [Member]
Income Taxes (Textuals) [Abstract]
Valuation Allowance																		56.0
Certain Assets Held for Sale and 2015 Federal Income Tax Return [Member]
Income Taxes (Textuals) [Abstract]
Valuation Allowance																		66.0
State and Local Jurisdiction [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount		34.2													34.2
Tax Credit Carryforward Amount To Expire If Not Used		0.0													0.0
Income Taxes (Textuals) [Abstract]
Valuation Allowance		5.0													5.0
State and Local Jurisdiction [Member] | AEP Transmission Co [Member]
Income Taxes (Textuals) [Abstract]
Valuation Allowance		1.0													1.0
State and Local Jurisdiction [Member] | Appalachian Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.0													0.0
Tax Credit Carryforward Amount To Expire If Not Used		0.0													0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.0													0.0
Tax Credit Carryforward Amount To Expire If Not Used		0.0													0.0
State and Local Jurisdiction [Member] | Public Service Co Of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount		34.2													34.2
Tax Credit Carryforward Amount To Expire If Not Used		$ 0.0													0.0
Dolet Hills Lignite Co, LLC [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Less: Equity Earnings – Dolet Hills															(2.7)	0.0		0.0
Dolet Hills Lignite Co, LLC [Member] | Southwestern Electric Power Co [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Less: Equity Earnings – Dolet Hills															$ (2.7)	$ 0.0		$ 0.0

[1]	In 2018, AEP recorded a $233 million correction related to the accounting for the impact of Tax Reform in 2017. The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018. Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.
[2]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[3]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[4]	The amounts presented for the Quarterly Periods Ended March 31, 2018 and June 30, 2018 reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously issued Financial Statement” section of Note 1.
[5]	In 2018, AEPTCo recorded a $21 million correction related to the accounting for the impact of Tax Reform in 2017. The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018. Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.
[6]	In 2018, APCo recorded a $51 million correction related to the accounting for the impact of Tax Reform in 2017. The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018. Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.
[7]	In 2018, I&M recorded a $48 million correction related to the accounting for the impact of Tax Reform in 2017. The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018. Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.
[8]	In 2018, PSO recorded a $33 million correction related to the accounting for the impact of Tax Reform in 2017. The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018. Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.
[9]	In 2018, SWEPCo recorded a $38 million correction related to the accounting for the impact of Tax Reform in 2017. The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018. Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.